SHARE-BASED COMPENSATION - Share Option Activities - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Aggregate fair value of the equity awards vested	$ 4,153,833	$ 6,742,535	$ 11,929,903
Unrecognized employee share based compensation expense	$ 5,776,539
Weighted average period to recognize unrecognized compensation cost (in years)	2 years 5 months 15 days